Leases (Details) - Schedule of lease, cost - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease, Cost [Abstract]
Amortization	$ 848	$ 222
Interest accretion on finance lease liabilities	428	52
Total	$ 1,276	$ 274